Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operation [Abstract]
Schedule of discontinued operations
	For the Six Months Ended June 30,
	2022	2021	2020
Revenue	$-	$527,694	660,537
Cost of revenues	-	791,558	810,043
Gross loss	-	(263,864)	(149,506)
Operating expenses	-	762,328	1,825,684
Loss from discontinued operations	-	(1,026,192)	(1,975,190)
Other income (expense), net	-	(522,623)	(418,615)
Loss before tax	-	(1,548,815)	(2,393,805)
Income tax provision	-	487
Net loss from discontinued operations	$-	$(1,549,302)	(2,393,805)